Basis of Presentation of the Consolidated Financial Statements - Sale of Share Capital (Details) € in Millions, shares in Millions				1 Months Ended	12 Months Ended
	Nov. 13, 2017 EUR (€) shares	Oct. 24, 2017 EUR (€) shares	Feb. 20, 2017 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders					€ 1,843.0	€ (7.0)	€ 2,424.0
Retained earnings
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders				€ 570.0	449.0		(1,297.0)
Reserve of exchange differences on translation [member]
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders				(9.0)	(9.0)		628.0
Non-controlling interests
Disclosure of classes of share capital [line items]
Increase (decrease) in equity through change in equity of equity holders				€ 690.0	€ 649.0	€ (7.0)	€ 2,538.0
Telxius Telecom, S.A.
Disclosure of classes of share capital [line items]
Percentage of share capital acquired			40.00%	40.00%	40.00%
Purchase of investment interest			€ 1,275.0
Telxius Telecom, S.A. | KKR
Disclosure of classes of share capital [line items]
Number of share options exercised | shares	38		38
Percentage of share capital acquired	15.20%		15.20%	40.00%	40.00%
Purchase of investment interest	€ 484.5		€ 484.5	€ 1,275.0
Increase (decrease) in equity through change in equity of equity holders				€ 690.0
KKR | Telxius Telecom, S.A.
Disclosure of classes of share capital [line items]
Number of shares exchanged for cash | shares		62	62
Percent of share capital transferred		0.248	0.248
Proceeds from exchange of share capital		€ 790.5	€ 790.5